Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX.
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 24,412	$ 18,439	$ 18,734	$ 21,280	$ 14,356	$ 14,599	$ 13,458	$ 13,388	$ 10,894	$ 10,298	$ 10,000
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Account Value		$ 24,909	18,771	19,018	21,553	14,503	14,713	13,529	13,423	10,898	10,298	10,000
S&P 1500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 1500® Index
Account Value	[1]	$ 33,085	24,053	22,065	25,768	17,938	16,523	14,538	13,604	10,992	10,500	10,000
S&P MidCap 400® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
Account Value		$ 25,602	$ 19,252	$ 19,458	$ 21,997	$ 14,773	$ 14,945	$ 13,708	$ 13,570	$ 10,989	$ 10,342	$ 10,000

[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective October 31, 2024.